Deferred Compensation	9 Months Ended
Sep. 30, 2017
Postemployment Benefits [Abstract]
Deferred Compensation
9.	DEFERRED COMPENSATION

The Company has a non-qualified deferred compensation plan for certain key employees. In connection with the agreements between the Company and certain members of management, the employees have agreed to defer a portion of their salary to the future which is payable upon their retirement or separation of service with the Company. The deferred compensation accrues interest at 4% annually which is included with the total balance due. The Company incurred $0.5 million and $0.7 million of deferred compensation expense included within research and development expenses ($0.3 million and $0.4 million) and selling, general, and administrative expenses ($0.2 million and $0.3 million) during the years ended December 31, 2015 and 2016, respectively. The Company incurred $0.5 million and $0.4 million of deferred compensation expense included within research and development expenses ($0.3 million and $0) and selling, general, and administrative expenses ($0.2 million and $0.4 million) during the nine months ended September 30, 2016 and 2017, respectively. The related liability as of December 31, 2015 and 2016 and September 30, 2017 totaled $1.5 million, $2.2 million, and $2.2 million, respectively.